Shareholder Fees {- Fidelity Founders Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Founders Fund Retail PRO-05 | Fidelity Founders Fund
Shareholder Fees:
(fees paid directly from your investment)	none